Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Disclosure [Abstract]
Reconciliation of the provision for income taxes
	2013 $	2012 $

Income tax expense at statutory rate	50,575	51,536

Permanent differences	11,762	4,641
Changes in enacted tax rates	(21,355)	–
Change in valuation allowance	(40,982)	(56,177)

Provision for income taxes	–	–

Significant components of deferred income tax assets and liabilities
	2013 $	2012 $

Non-capital losses carried forward	508,031	549,013

Valuation allowance	(508,031)	(549,013)

Net deferred income tax asset	–	–